ABR Dynamic Blend Equity & Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
1
At April 30, 2026, the Fund held the following exchange-traded futures contracts.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy.
Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table includes futures.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE
ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE
FUND.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 89,368,705
Net Assets - 100.0% $ 89,368,705
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
245 S&P 500 E-mini Future 06/21/26 $ 82,738,510 $ 88,735,938 $ 5,997,428
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 5,997,428
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 5,997,428
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments , such as futures, which are valued at the unrealized appreciation
(depreciation) at period end.

ABR 50/50 Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
2
At April 30, 2026, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy.
Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE
ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE
FUND.
Principal Security Description Rate Maturity Value
U.S. Treasury Securities - 5.2%
U.S. Treasury Securities - 5.2%
297,000 U.S. Treasury Bond 4.88  08/15/45 $ 285,723
303,000 U.S. Treasury Bond 4.63  11/15/45 291,495
307,000 U.S. Treasury Bond 4.63  02/15/46 295,344
305,000 U.S. Treasury Bond 4.75  08/15/55 293,420
307,000 U.S. Treasury Bond 4.63  11/15/55 295,344
304,000 U.S. Treasury Bond 4.75  02/15/56 292,457
Total U.S. Treasury Securities (Cost $1,757,387) 1,753,783
Total Fixed Income Securities (Cost $1,757,387) 1,753,783
Investments, at value - 5.2% (Cost $1,757,387) $ 1,753,783
Other Assets & Liabilities, Net - 94.8% 32,090,046
Net Assets - 100.0% $ 33,843,829
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(423) CBOE VIX Future 05/18/26 $ (8,727,464) $ (8,238,940) $ 488,524
(400) CBOE VIX Future 06/18/26 (8,467,640) (8,258,120) 209,520
42 S&P 500 E-mini Future 06/21/26 14,272,851 15,211,875 939,024
$ (2,922,253) $ (1,285,185) $ 1,637,068
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ 1,637,068
Level 2 - Other Significant Observable Inputs 1,753,783 –
Level 3 - Significant Unobservable Inputs – –
Total $ 1,753,783 $ 1,637,068
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments , such as futures, which are valued at the unrealized appreciation
(depreciation) at period end.

ABR 75/25 Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
3
At April 30, 2026, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy.
Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE
ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE
FUND.
Principal Security Description Rate Maturity Value
U.S. Treasury Securities - 2.6%
U.S. Treasury Securities - 2.6%
543,000 U.S. Treasury Bond 4.88  08/15/45 $ 522,383
555,000 U.S. Treasury Bond 4.63  11/15/45 533,927
562,000 U.S. Treasury Bond 4.63  02/15/46 540,662
557,000 U.S. Treasury Bond 4.75  08/15/55 535,851
562,000 U.S. Treasury Bond 4.63  11/15/55 540,662
557,000 U.S. Treasury Bond 4.75  02/15/56 535,851
Total U.S. Treasury Securities (Cost $3,216,454) 3,209,336
Total Fixed Income Securities (Cost $3,216,454) 3,209,336
Investments, at value - 2.6% (Cost $3,216,454) $ 3,209,336
Other Assets & Liabilities, Net - 97.4% 120,552,010
Net Assets - 100.0% $ 123,761,346
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(799) CBOE VIX Future 05/18/26 $ (16,428,338) $ (15,562,443) $ 865,895
(754) CBOE VIX Future 06/18/26 (15,924,082) (15,566,556) 357,526
245 S&P 500 E-mini Future 06/21/26 82,784,393 88,735,938 5,951,545
$ 50,431,973 $ 57,606,939 $ 7,174,966
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ 7,174,966
Level 2 - Other Significant Observable Inputs 3,209,336 –
Level 3 - Significant Unobservable Inputs – –
Total $ 3,209,336 $ 7,174,966
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments , such as futures, which are valued at the unrealized appreciation
(depreciation) at period end.